DESCRIPTION OF PLAN - Schedule of Participant's Employer Contribution Vesting (Details)	12 Months Ended
Dec. 31, 2025
Discretionary Employer Contributions | 2 but less than 3
EBP, Description of Plan [Line Items]
Applicable Non-Forfeitable Percentage	2000.00%
Discretionary Employer Contributions | 3 but less than 4
EBP, Description of Plan [Line Items]
Applicable Non-Forfeitable Percentage	4000.00%
Discretionary Employer Contributions | 4 but less than 5
EBP, Description of Plan [Line Items]
Applicable Non-Forfeitable Percentage	6000.00%
Discretionary Employer Contributions | 5 but less than 6
EBP, Description of Plan [Line Items]
Applicable Non-Forfeitable Percentage	8000.00%
Discretionary Employer Contributions | 6 or more
EBP, Description of Plan [Line Items]
Applicable Non-Forfeitable Percentage	10000.00%
Safe Harbor Employer Matching Contributions | Less than 2
EBP, Description of Plan [Line Items]
Applicable Non-Forfeitable Percentage	0.00%
Safe Harbor Employer Matching Contributions | 2 or more
EBP, Description of Plan [Line Items]
Applicable Non-Forfeitable Percentage	10000.00%
EBP 001 | Discretionary Employer Contributions | Less than 2
EBP, Description of Plan [Line Items]
Applicable Non-Forfeitable Percentage	0.00%